Supplement dated June 19, 2018 to the Prospectuses for

Variable Universal Life II

Variable Universal Life

Each dated May 1, 2018

VUL GuardSM

Survivorship VUL GuardSM

Survivorship Variable Universal Life II

Each dated May 1, 2009, as supplemented

Survivorship Variable Universal Life

dated May 1, 2005, as supplemented

Effective July 2, 2018:

Deutsche Small Cap Index VIP will be renamed DWS Small Cap Index VIP.

All references in the Prospectuses to Deutsche Small Cap Index VIP will be replaced with DWS Small Cap Index VIP.

Deutsche Investment Management Americas Inc., the investment advisor for DWS Small Cap Index VIP will be renamed DWS Investment Management Americas, Inc.

All references in the Prospectuses to Deutsche Investment Management Americas Inc. will be replaced with DWS Investment Management Americas, Inc.

In addition, the current trust Deutsche Investments VIT Funds will be renamed Deutsche DWS Investments VIT Funds.

All references in the Prospectuses to Deutsche Investments VIT Funds will be replaced with Deutsche DWS Investments VIT Funds.

For more information about the funds, read each fund prospectus. Prospectuses are available on our website at www.massmutual.com.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

June 19, 2018	PS18_01